SEGMENT INFORMATION (Details Narrative) - Segments	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Number of reportable segments			5
Number of operating segments			5
Illapa joint operation [member]
Disclosure of operating segments [line items]
Total sales revenue percentage	55.00%	55.00%	55.00%	55.00%
Bolivar [member] | Customer one [member]
Disclosure of operating segments [line items]
Total sales revenue percentage	68.00%	72.00%	69.00%	70.00%
Mexico country [member] | Customer two [member]
Disclosure of operating segments [line items]
Total sales revenue percentage	32.00%	28.00%	31.00%	30.00%